Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Large Cap Growth Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Large Cap Growth Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$67	0.62%
[1]
Expenses Paid, Amount	$ 67	[1]
Expense Ratio, Percent	0.62%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Large Cap Growth Fund returned 14.58%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Broadcom, a semiconductor and software company.
↑	Underweight position in Costco Wholesale, a global retailer.
↑	Not owning Home Depot, a home improvement retailer.

Top detractors from performance:
↓	Underweight position in Alphabet, a technology conglomerate.
↓	Underweight position in Palantir Technologies, a software company.
↓	Overweight position in Chipotle Mexican Grill, a restaurant chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	14.58	13.71	17.95
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,314,037,428
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 6,681,460
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,314,037,428
Total Number of Portfolio Holdings	48
Total Management Fee Paid	$6,681,460
Portfolio Turnover Rate	38%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Large Cap Growth Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Large Cap Growth Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$93	0.87%
[3]
Expenses Paid, Amount	$ 93	[3]
Expense Ratio, Percent	0.87%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Large Cap Growth Fund returned 14.34%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Broadcom, a semiconductor and software company.
↑	Underweight position in Costco Wholesale, a global retailer.
↑	Not owning Home Depot, a home improvement retailer.

Top detractors from performance:
↓	Underweight position in Alphabet, a technology conglomerate.
↓	Underweight position in Palantir Technologies, a software company.
↓	Overweight position in Chipotle Mexican Grill, a restaurant chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	14.34	13.44	17.66
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 1,314,037,428
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 6,681,460
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,314,037,428
Total Number of Portfolio Holdings	48
Total Management Fee Paid	$6,681,460
Portfolio Turnover Rate	38%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[4]
*	Does not include derivatives, except purchased options, if any.